File No. 2-67464

811-3015

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration

Under

the Securities Act of 1933	☒
Pre-Effective Amendment Number	☐
Post Effective Amendment Number 96	☒

And/or

Registration Statement

Under

the Investment Company Act of 1940	☒
Amendment No. 97	☒

Ohio National Fund, Inc.

(Exact Name of Registrant)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices)

(513) 794-6100

(Registrant’s Telephone Number)

Copy to:

Kimberly A. Plante, Secretary Ohio National Fund, Inc. One Financial Way Montgomery, Ohio 45242	Chip C. Lunde Carlton Fields 1025 Thomas Jefferson Street, NW, Suite 400 East Washington, DC 20007-5208
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 8th day of May, 2020.

Ohio National Fund, Inc.

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. DeWeirdt	President (Principal Executive Officer)	May 8, 2020
Michael J. DeWeirdt

*/s/ John J. Palmer	Director	May 8, 2020
John J. Palmer

/s/ R. Todd Brockman R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	May 8, 2020

*/s/ Geoffrey Keenan	Director	May 8, 2020
Geoffrey Keenan

*/s/ Madeleine W. Ludlow	Director	May 8, 2020
Madeleine W. Ludlow

	Director	May 8, 2020
Lawrence L. Grypp

*/s/ George M. Vredeveld	Director	May 8, 2020
George M. Vredeveld

*/s/ Kimberly A. Plante
Kimberly A. Plante, Attorney in fact pursuant to Powers of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase